Related Party Disclosures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY DISCLOSURES
Sales	$ 1,616	$ 1,011
Purchases	265	247
Accounts receivable	135	70
Accounts payable and accrued liabilities	69	17
Compensation of Key Management Personnel
Salaries and other short-term benefits	20	8
Pension and other post-retirement benefits	4	3
Share-based compensation	73	47
Total	97	58
Parachem Chemicals Inc
RELATED PARTY DISCLOSURES
Sales	487	343
Petroles Cadeko Inc.
RELATED PARTY DISCLOSURES
Sales	$ 645	$ 411